Income Taxes - Income Taxes (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax based on statutory rates	$ (13,000)	$ 24,189
Realized tax loss on properties
Benefit of REIT distributions	13,000	(24,189)
Total tax provision
Loan origination fees	114,017	157,196
Loan and bond loss provisions	477,643	468,289
Real-estate impairment	271,984	302,139
Valuation allowance	(863,644)	(927,624)
Total income tax